Government funding (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Government Grants [Abstract]
Office, administrative and travel	$ 514,769	$ 576,551	$ 1,384,635	$ 1,928,582